Other non-operating (expenses) income, net - Government Grants (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Income and Expenses [Abstract]
Accrued expenses and other current liabilities	$ 853	$ 795
Government Assistance, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued expenses and other current liabilities
Other non-current liabilities – third parties1	$ 20,675	$ 13,349
Government Assistance, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other non-current liabilities